Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs, net [Abstract]
Interest and Finance Costs, net

	2015	2014	2013
Interest expense	32,065	33,389	41,741
Less: Interest capitalized	(3,430)	(2,384)	(1,945)

Interest expense, net	28,635	31,005	39,796
Interest swap cash settlements non-hedging	2,201	3,231	5,012
Bunkers swap cash settlements	7,427	997	(151)
Bunker call options premium	1,414	1,199	—
Amortization of loan fees	1,268	1,245	1,101
Bank charges	137	240	379
Finance project costs expensed	1,261	—	—
Amortization of deferred loss on de-designated financial instruments	—	154	877
Change in fair value of non-hedging financial instruments	(9,116)	5,003	(6,097)
Net gain on the prepayment of a loan	(3,208)	—	—
Net total

	30,019	43,074	40,917